Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands			9 Months Ended
	Dec. 03, 2021	Jun. 17, 2017	Sep. 30, 2023	Sep. 30, 2022	Jun. 17, 2021
Preferred Stock
Payment of preferred dividends			$ 2,543	$ 2,428
Element 1 Corp.
Preferred Stock
Profit interests on distributions			20.00%
Total investment		$ 9,200	$ 9,300
Cumulative Series A redeemable Preferred Stock
Preferred Stock
Preferred stock issued	15,000	25,000
Liquidation preference per share	$ 1,000.00	$ 1,000.00			$ 1,000.00
Divided rate			8.50%
Cumulative Series A redeemable Preferred Stock | Other noncurrent liabilities
Preferred Stock
Profit interests distribution liability			$ 1,000
Cumulative Series A redeemable Preferred Stock | Third anniversary
Preferred Stock
Redemption price (as a percent)			103.00%
Cumulative Series A redeemable Preferred Stock | Fourth anniversary
Preferred Stock
Redemption price (as a percent)			102.00%
Cumulative Series A redeemable Preferred Stock | Fifth anniversary
Preferred Stock
Redemption price (as a percent)			100.00%